Revenues - Summary of Remaining Performance Obligations (Detail)	12 Months Ended
Dec. 31, 2018
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2019	24.00%
Between one and two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2019	12.00%
Between two and three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2019	7.00%
Later than three year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2019	57.00%